UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:            [_];  Amendment Number:  ____

This Amendment (Check only one):    [_]   is a restatement
                                    [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Satoha Management, L.P.*

Address:    400 King Street, Building 3
            Chappaqua, New York 10514

Form 13F File Number: 28-10699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Heffernan
Title:      Managing Member, Satoha Management Company, LLC
            General Partner of Satoha Management, L.P.
Phone:      (914) 749-8801

Signature, Place, and Date of Signing:


/s/ Mark Heffernan           Bedford Hills, New York        February 8, 2005
-------------------        ---------------------------    --------------------
[Signature]                       [City, State]                  [Date]

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* As of December 31, 2004, the reporting manager has dissolved.


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0.00



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number               Name

1.  28-10695                           Satoha Trading Master Fund, Ltd.

2.  28-10810                           Satoha Management Company, LLC


21816.0001 #545889